Other operating income and expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating income
Gains from unlisted venture funds	€ 188	€ 61	€ 50
Settlements and resolutions of legal disputes	90
Profit on sale of property, plant and equipment	66	3	18
Subsidies and government grants	43	3	8
Other	56	59	97
Total other income	443	126	173
Other operating expenses
Changes in provisions	(77)	(5)	(47)
Foreign exchange gains/(losses) on hedging forecasted sales and purchases	45	5	(88)
VAT and other indirect tax write-offs	(21)	(5)
Retirements and loss on sale of property, plant and equipment	(20)	(10)	(27)
Expected credit losses on trade receivables	16	(171)	28
Goodwill impairment		(200)
Other	(56)	(63)	(67)
Total other expenses	€ (113)	€ (449)	€ (201)